Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Protea Biosciences Group, Inc. and all of its wholly-owned subsidiaries.  All material intercompany accounts and transactions have been eliminated in consolidation.

Principles of Consolidation
The accompanying consolidated financial statements include the accounts of Protea Biosciences Group, Inc. and all of its wholly-owned subsidiaries. All material accounts and transactions have been eliminated in consolidation.

Development Stage Enterprise [Policy Text Block]
Development Stage Enterprise

The Company is a development stage enterprise and devotes substantial efforts to establishing new business, raising capital, conducting research and development activities and developing markets.  All losses accumulated, since inception, have been considered as part of the Company’s development stage activities.

Development Stage Enterprise
The Company is a development-stage enterprise devoting substantial efforts to establishing new business, financial planning, raising capital, research and development activities and developing markets. All losses accumulated since inception have been considered as part of the Company’s development stage activities.

Use of Estimates, Policy [Policy Text Block]
Estimates and Assumptions

The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Estimates and Assumptions
The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all highly liquid debt instruments purchased with a maturity date of three months or less to be cash equivalents. The Company has cash on deposit at banks that may exceed the federally-insured limits at times.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]
Restricted Cash
Restricted cash represents a debt reserve account for the note payable to the West Virginia Development Office. The Company previously was required to maintain a minimum deposit balance, but was granted permission in 2012 to relinquish the minimum balance requirement. The amounts on deposit total $ 0 and $ 49,979 at December 31, 2012 and 2011, respectively. At no time during the period was the Company out of compliance.

Warranty Costs [Policy Text Block]
Warranty Costs

The Company provides for estimated warranty costs at the time product revenue is recognized.  As the Company does not currently have historical data on warranty claims, the Company's estimates of anticipated rates of warranty claims and costs are primarily based on comparable industry metrics. The Company engages in extensive product quality programs and processes, including actively monitoring and evaluating the quality of its products.  During the nine months ended September 30, 2013, the Company recorded accrued warranty expense of $ 65,000.  The Company did not accrue warranty expense for the year ended December 31, 2012.

Reclassification, Policy [Policy Text Block]
Reclassification

Certain amounts have been reclassified in the presentation of the Consolidated Financial Statements for the nine months ended September 30, 2012 to be consistent with the presentation in the Consolidated Financial Statements for the nine months ended September 30, 2013.  This reclassification had no impact on previously reported net income, cash flow from operations or changes in stockholder equity.

Comprehensive Income, Policy [Policy Text Block]
Total Comprehensive Loss

For the period from inception through September 30, 2013, the Company has a translation loss which represents other comprehensive loss and is included in the Statement of Operations and Total Comprehensive Loss in the financial statements.

Trade and Other Accounts Receivable, Policy [Policy Text Block]
Other Receivables

Other receivables, which reflect amounts due from non-trade activity, consist of the following at:

	September 30, 2013	December 31, 2012
French government R&D credit	$-	$282,036
Employee loan – current	2,400	4,000
Stock subscription and other	25,279	22,898
Other receivables – current	$27,679	$308,934

Deposits	$22,939	$22,555
Other receivables – noncurrent	$22,939	$22,555

Trade Accounts Receivable
Trade accounts receivable are reported at the amount management expects to collect from outstanding balances. Differences between the amount due and the amount management expects to collect are reported in the statement of operations of the year in which those differences are determined, with an offsetting entry to a valuation allowance for trade accounts receivable. Balances that are still outstanding after management has used reasonable collection efforts are written off through a charge to the valuation allowance and a credit to trade accounts receivable. The Company performs ongoing credit evaluations of its customers and generally does not require collateral.

The Company maintains allowances for doubtful accounts based on management’s analysis of historical losses from uncollectible accounts and risks identified for specific customers who may not be able to make required payments. If the financial condition of customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowances may be required. An allowance of $ 30,032 was deemed necessary on one receivable as of December 31, 2012. No allowance was deemed necessary at December 31, 2011.

Receivables, Policy [Policy Text Block]
Other Receivables
Other receivables, which reflect amounts due from non-trade activity, consist of the following at:

	December 31, 2012	December 31, 2011
French government R&D credit	$282,036	$281,996
Employee loan	4,000	-
Stock subscription and Other	22,898	33,559
Other receivables - current	$308,934	$315,555

Employee loan - noncurrent	$-	$17,632
Deposits	22,555	-
Other receivables - noncurrent	$22,555	$17,632

Inventory, Policy [Policy Text Block]
Inventory
Inventory represents finished goods and work in progress. Finished goods and work in progress consist primarily of specifically identifiable items that are valued at the lower of cost or fair market value using the first-in, first-out (FIFO) method. Inventory consists of the following at:

Inventory:	December 31, 2012	December 31, 2011
Finished goods	$104,153	$155,368
Work in progress	801,033	67,968
Total Inventory	$905,186	$223,336

Property, Plant and Equipment, Policy [Policy Text Block]
Property and Equipment
Expenditures for maintenance and repairs are charged to expense and the costs of significant improvements that extend the life of underlying assets are capitalized.

Property and equipment and leasehold improvements are capitalized at cost and depreciated using the straight-line method (the Company used the double-declining balance method for property and equipment placed in service prior to January 2011) over estimated lives as follows:

Equipment	5 - 10 years
Vehicle	5 years
Leasehold improvements	3 years
Software	3 years

Property and equipment consists of the following at:

	December 31, 2012	December 31, 2011
Lab equipment	$5,898,489	$5,569,965
Computer equipment	389,720	362,826
Office equipment and vehicle	277,216	196,320
Leasehold improvements	465,790	245,684
Construction in progress	-	193,804
	7,031,215	6,568,599
Accumulated depreciation	(4,240,751)	(3,249,380)
Property and equipment, net	$2,790,464	$3,319,219

Depreciation expense is charged to either research and development or administration expenses and totals $ 1,009,140 in 2012 and $ 1,279,590 in 2011. Depreciation expense for the period July 13, 2001 (date of inception) through 2012 totals $ 4,398,494.

The Company evaluates the potential impairment of property and equipment whenever events or changes in circumstances indicate that the carrying value of a group of assets may not be recoverable. An impairment loss would be recognized when the carrying amount of the asset group exceeds the estimated undiscounted future cash flows expected to be generated from the use of the asset group and its eventual disposition. The amount of impairment loss to be recorded is measured as the excess of the carrying value of the asset group over its fair value. Fair value is generally determined using a discounted cash flow analysis or market prices for similar assets.

Revenue Recognition, Deferred Revenue [Policy Text Block]
Revenue Recognition

The Company derives its revenue from the sale of products and services. LAESI product revenue is recognized upon the transfer of title.  Consumable product revenue is recognized upon shipment of the product. Service revenue is recognized upon completion of service contracts that are normally short-term in duration. However, where applicable, service revenue is recorded under proportional performance for projects in process to approximate the amount of revenue earned based on the percentage of effort completed.

Shipping and handling costs are included in selling, general and administrative expenses. Shipping and handling costs charged to customers are recorded as revenue in the period the related product sales revenue is recognized.

Revenue Recognition
The Company derives its revenue from the sale of products and services. Product revenue is recognized upon shipment of the product. Service revenue is recognized upon completion of service contracts that are normally short-term in duration. However, where applicable, service revenue is recorded under proportional performance for projects in process to approximate the amount of revenue earned based on the percentage of effort completed.

Shipping and handling costs are included in cost of sales. Shipping and handling costs charged to customers are recorded as revenue in the period the related product sales revenue is recognized.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign Currency
The financial statements of the Company’s international subsidiary are translated into U.S. dollars using the exchange rate at each balance sheet date for assets and liabilities, the historical exchange rate for stockholders’ equity and an average exchange rate for each period of revenues, expenses, and gains and losses. The functional currency of the Company’s non-U.S. subsidiary is the local currency. Adjustments resulting from the translation of financial statements are reflected in accumulated other comprehensive income/loss. Transactional gains and losses are recorded within operating results.

Advertising Cost, Policy, Expensed Advertising Cost [Policy Text Block]	Advertising The Company follows the policy of charging the costs of advertising to expense as incurred.

Research and Development Expense, Policy [Policy Text Block]
Research and Development
The Company follows the policy of charging the costs of research and development to expense as incurred. Research and Development expense is net of $ 279,688 in 2012 and $ 303,233 in 2011, which reflects the French Government Research Credit.

Earnings Per Share, Policy [Policy Text Block]
Net Loss per Share

Basic and diluted loss per common share is computed based on the weighted average number of common shares outstanding.  Common share equivalents (which may consist of options, warrants and convertible debt) are excluded from the computation of diluted loss per share since the effect would be anti-dilutive.  Common share equivalents which could potentially dilute basic earnings per share in the future, and which were excluded from the computation of diluted loss per share, totaled approximately 34,958,000 and 18,697,000 at September 30, 2013 and December 31, 2012, respectively.

Net Loss per Share
Basic and diluted loss per common share are computed based on the weighted average number of common shares outstanding. Common share equivalents (which may consist of options, warrants and convertible debt) are excluded from the computation of diluted loss per share since the effect would be anti-dilutive. Common share equivalents which could potentially dilute basic earnings per share in the future, and which were excluded from the computation of diluted loss per share, totaled approximately 18,697,000 and 15,133,000 at December 31, 2012 and 2011, respectively

Income Tax, Policy [Policy Text Block]
Income Taxes
Deferred income taxes are reported using the liability method. Deferred tax assets are recognized for deductible temporary differences and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-based Compensation
The Company follows the provisions of FASB ASC 718, “Stock-Based Compensation”. Stock-based compensation expense is estimated as of the grant date based on the fair value of the award and is recognized as expense over the requisite service period, which generally represents the vesting period. Fair value of Company stock options is estimated using the Black-Scholes option-pricing model. The associated compensation expense is recognized on a straight-line basis over the requisite service period, net of estimated forfeitures.

Estimating the fair value for stock options for each grant requires judgment, including estimating stock-price volatility, expected term, expected dividends and risk-free interest rates. The expected volatility rates are estimated based on the volatility of similar entities whose share information is publicly available. The expected term represents the average time that options are expected to be outstanding and is estimated based on the average of the contractual term and the vesting period of the options as provided in SEC Staff Accounting Bulletin #110 as the “simplified” method. The risk-free interest rate for periods approximating the expected term of the options is based on the U.S. Treasury yield curve in effect at the time of grant. Expected dividends are zero as the Company has no plans to issue dividends.

New Accounting Pronouncements, Policy [Policy Text Block]
RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS:

Other Comprehensive Income

In February 2013, the FASB issued new guidance which requires disclosure of information about significant reclassification adjustments from accumulated other comprehensive income in a single note or on the face of the financial statements. This guidance is effective for the Company in 2013. Adoption of this standard, which is related to disclosure only, will not have an impact on the Company’s consolidated financial position, results of operations or cash flows.

In June 2011, the FASB issued new guidance pertaining to the presentation of comprehensive income. The new rule eliminates the previous option to report other comprehensive income and its components in the statement of changes in equity. The standard is intended to provide a more consistent method of presenting non-owner transactions that affect the Company’s equity. Under the new guidance, an entity can present items of net income and other comprehensive income in one continuous statement or in two separate, but consecutive, statements. The new guidance was effective for the Company on January 1, 2012 and did not have an impact on the Company’s consolidated financial position, results of operations or cash flows.

RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS:

Other Comprehensive Income
In February 2013, the FASB issued new guidance which requires disclosure of information about significant reclassification adjustments from accumulated other comprehensive income in a single note or on the face of the financial statements. This guidance will be effective for the Company in 2013. Adoption of this standard, which is related to disclosure only, will not have an impact on the Company’s consolidated financial position, results of operations or cash flows.

In June 2011, the FASB issued new guidance pertaining to the presentation of comprehensive income. The new rule eliminates the previous option to report other comprehensive income and its components in the statement of changes in equity. The standard is intended to provide a more consistent method of presenting non-owner transactions that affect the Company’s equity. Under the new guidance, an entity can present items of net income and other comprehensive income in one continuous statement or in two separate, but consecutive, statements. The new guidance was effective for the Company on January 1, 2012 and did not have an impact on the Company’s consolidated financial position, results of operations or cash flows.